UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 13, 2007
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   37
                                                     ------------

Form 13F Information Table Value Total:              $  131,733
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                   COM       00686U104   3718267           133992SH      SOLE          133992        0         0
Allete                  COM       018522300   2611956            56123SH      SOLE           56123        0         0
Avid Technologies       COM       05367P100   3503409            94026SH      SOLE           94026        0         0
Brandywine Realty T     COM        105368203  2287068            68784SH      SOLE           68784        0         0
Brinks Company          COM        109696104  4357754            68175SH      SOLE           68175        0         0
Carter's                COM        146229109  3229065           126630SH      SOLE          126630        0         0
Charles River Labs      COM        159864107  3269051            75585SH      SOLE           75585        0         0
Chico's FAS             COM        168615102  2460351           118915SH      SOLE          118915        0         0
Conseco                 COM        208464883  3471685           173758SH      SOLE          173758        0         0
Edward Lifesciences     COM        369300108  3204083            68114SH      SOLE           68114        0         0
General Cable           COM        369300108  2981896            68220SH      SOLE           68220        0         0
Grant Prideco           COM       38821G101   3705729            93179SH      SOLE           93179        0         0
HCC Insurance Holdi     COM        404132102  5052827           157458SH      SOLE          157458        0         0
Hexcel                  COM        428291108  4010098           230333SH      SOLE          230333        0         0
Host Hotels & Resor     COM       44107P104   5679078           231327SH      SOLE          231327        0         0
IDEX Corporation        COM       45167R104   3617952            76312SH      SOLE           76312        0         0
Interpublic Group       COM        460690100  2715726           221873SH      SOLE          221873        0         0
Jacobs Engineering      COM        469814107  3680389            45136SH      SOLE           45136        0         0
Kinder Morgan Energ     COM        494550106  1807470            37734SH      SOLE           37734        0         0
Kinder Morgan Manag     COM       49455U100   1358148            29732SH      SOLE           29732        0         0
Kroger                  COM        501044101  4670365           202443SH      SOLE          202443        0         0
PMI Group               COM       69344M101   4722189           100110SH      SOLE          100110        0         0
PartnerRe               COM       G6852T105   2315536            32599SH      SOLE           32599        0         0
Pioneer Natural Res     COM        723787107  3401115            85692SH      SOLE           85692        0         0
Principal Financial     COM       74251V102   4654558            79294SH      SOLE           79294        0         0
Roper Industries        COM        776696106  1655006            32942SH      SOLE           32942        0         0
Ross Stores             COM        778296103  4406740           150401SH      SOLE          150401        0         0
SEI Investments         COM        784117103  2586888            43433SH      SOLE           43433        0         0
ServiceMaster           COM       81760N109   5253460           400722SH      SOLE          400722        0         0
Southern Union Co.      COM        844030106  5299534           189608SH      SOLE          189608        0         0
Tektronix               COM        879131100  5474626           187680SH      SOLE          187680        0         0
Union Pacific           COM        907818108  2732284            29692SH      SOLE           29692        0         0
Varian Medical Syst     COM       92220P105   1763896            37080SH      SOLE           37080        0         0
Wabtec                  COM        929740108  4713914           155165SH      SOLE          155165        0         0
Waddell & Reed Fina     COM        930059100  5250302           191897SH      SOLE          191897        0         0
Weatherford Interna     COM       G95089101   3084436            73808SH      SOLE           73808        0         0
Zebra Technnologies     COM        989207105  3026730            87000SH      SOLE           87000        0         0

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